Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 26, 2018
Document Effective Date	Mar. 26, 2018
Prospectus Date	Mar. 26, 2018
Nationwide Maximum Diversification Emerging Markets Core Equity ETF | Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Prospectus:
Trading Symbol	MXDE